UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                        Report for the Calendar Year or Quarter Ended: 09/30/03 Check here if Amendment [ ]; Amendment Number:
                               This Amendment (check only one.):
                                      [ ]   is a restatement.
                                      [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:  Christopher Welch
     -------------------------
Title: Chief Financial Officer
      ------------------------
Phone: 212-396-8741
      ------------------------
Signature, Place, and Date of Signing:

/s/ Christopher Welch
----------------------
New York, New York
November 13, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     106
                                            ---

Form 13F Information Table Value Total:   $367,165 (thousands)
                                          --------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE

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    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARES (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW COM               Common Stock   00817y108    4,368       71,570               X      0          0     X    0     0
ALBERTO CULVER CO CL B CONV     Common Stock   013068101    3,643       61,940               X      0          0     X    0     0
ALCOA INC                       Common Stock   013817101    4,841      185,038               X      0          0     X    0     0
AMERICAN EXPRESS CO COM         Common Stock   025816109      519       11,523               X      0          0     X    0     0
AMERICAN INTL GROUP COM         Common Stock   026874107    1,136       19,682               X      0          0     X    0     0
AMGEN INC COM                   Common Stock   031162100    5,180       80,278               X      0          0     X    0     0
ANHEUSER BUSCH COS INC COM      Common Stock   035229103    4,016       81,392               X      0          0     X    0     0
AON CORP COM                    Common Stock   037389103    4,734      227,040               X      0          0     X    0     0
APOLLO GROUP INC CL A           Common Stock   037604105    4,643       70,319               X      0          0     X    0     0
AUTODESK INC COM                Common Stock   052769106    3,282      192,812               X      0          0     X    0     0
AVENTIS SPONSORED ADR           ADR Sponsored  053561106    3,302       63,136               X      0          0     X    0     0
AVON PRODS INC COM              Common Stock   054303102    3,884       60,160               X      0          0     X    0     0
BAKER HUGHES INC COM            Common Stock   057224107    4,291      145,032               X      0          0     X    0     0
BANK NEW YORK INC COM           Common Stock   064057102    4,177      143,492               X      0          0     X    0     0
BANK OF AMERICA CORP            Common Stock   060505104    3,850       49,331               X      0          0     X    0     0
BARD C R INC COM                Common Stock   067383109    3,674       51,743               X      0          0     X    0     0
BEAR STEARNS CO                 Common Stock   073902108    4,120       55,075               X      0          0     X    0     0
BED BATH & BEYOND INC COM       Common Stock   075896100    2,957       77,255               X      0          0     X    0     0
BOEING CO COM                   Common Stock   097023105      426       12,400               X      0          0     X    0     0
BOSTON SCIENTIFIC CORP          Common Stock   101137107    5,484       85,961               X      0          0     X    0     0
CENTEX CORP COM                 Common Stock   152312104    2,807       36,038               X      0          0     X    0     0
CERIDIAN CORP NEW COM           Common Stock   156779100      233       12,500               X      0          0     X    0     0
CHEVRONTEXACO CORP              Common Stock   166764100      473        6,626               X      0          0     X    0     0
CISCO SYSTEMS INC               Common Stock   17275r102    4,570      233,261               X      0          0     X    0     0
CITIGROUP                       Common Stock   172967101    7,012      154,084               X      0          0     X    0     0
CITRIX SYS INC COM              Common Stock   177376100    3,450      155,916               X      0          0     X    0     0
COLGATE PALMOLIVE CO            Common Stock   194162103      256        4,585               X      0          0     X    0     0

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    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARES (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP CL A SPECIAL       Common Stock   20030n200      357       12,035               X      0          0     X    0     0
COMCAST CORP NEW CL A           Common Stock   20030n101    9,110      295,584               X      0          0     X    0     0
COUNTRYWIDE FINANCIAL
  CORPORATION                   Common Stock   222372104    3,828       48,897               X      0          0     X    0     0
DANAHER CORP                    Common Stock   235851102    4,049       54,816               X      0          0     X    0     0
DELL INC                        Common Stock   24702r101    4,052      121,252               X      0          0     X    0     0
DEVON ENERGY CORP               Common Stock   25179m103    2,916       60,515               X      0          0     X    0     0
DIAMOND OFFSHORE DRILL COM      Common Stock   25271c102      421       22,025               X      0          0     X    0     0
DISNEY WALT CO COM DISNEY       Common Stock   254687106    5,442      269,806               X      0          0     X    0     0
DOVER                           Common Stock   260003108    5,838      165,068               X      0          0     X    0     0
EBAY INC COM                    Common Stock   278642103    3,499       65,248               X      0          0     X    0     0
ENTERGY CORP                    Common Stock   29364g103    4,194       77,449               X      0          0     X    0     0
EOG RES INC COM                 Common Stock   26875p101    3,272       78,398               X      0          0     X    0     0
EXXON MOBIL CORP                Common Stock   30231g102    1,063       29,046               X      0          0     X    0     0
FEDEX CORP COM                  Common Stock   31428x106   10,563      163,940               X      0          0     X    0     0
FIRST MIDWEST BANCORP COM       Common Stock   320867104    1,207       40,615               X      0          0     X    0     0
FLUOR CORP                      Common Stock   343412102    5,474      146,625               X      0          0     X    0     0
FOREST LABS INC COM             Common Stock   345838106    3,827       74,380               X      0          0     X    0     0
GANNETT CO                      Common Stock   364730101    3,503       45,160               X      0          0     X    0     0
GENERAL ELECTRIC CO             Common Stock   369604103    1,487       49,881               X      0          0     X    0     0
GOLDEN WEST FINL CORP           Common Stock   381317106    3,984       44,511               X      0          0     X    0     0
HALLIBURTON CO COM              Common Stock   406216101    4,349      179,349               X      0          0     X    0     0
HONEYWELL INTERNATIONAL INC     Common Stock   438516106    4,730      179,522               X      0          0     X    0     0
INTEL CORP                      Common Stock   458140100    1,878       68,272               X      0          0     X    0     0
INTERNATIONAL BUS MACH COM      Common Stock   459200101      295        3,337               X      0          0     X    0     0
INTERNATIONAL GAME TEC COM      Common Stock   459902102    4,853      172,384               X      0          0     X    0     0
INTERNATIONAL PAPER CO          Common Stock   460146103      702       18,000               X      0          0     X    0     0

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    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARES (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                                Exchange
ISHARES INC MSCI JAPAN          Traded Fund    464286848      138       15,700               X      0          0     X    0     0
KINDER MORGAN, INC              Common Stock   49455p101    9,597      177,694               X      0          0     X    0     0
L-3 COMMUNICATIONS HLDGS INC    Common Stock   502424104    4,524      104,598               X      0          0     X    0     0
LEXMARK INTL GROUP INC CL A     Common Stock   529771107    2,856       45,322               X      0          0     X    0     0
LINCOLN NATL CORP IND COM       Common Stock   534187109      246        6,950               X      0          0     X    0     0
LIZ CLAIBORNE COM               Common Stock   539320101    2,691       79,019               X      0          0     X    0     0
LOCKHEED MARTIN CORP            Common Stock   539830109    4,549       98,576               X      0          0     X    0     0
LOEW'S CORP                     Common Stock   540424108    2,400       59,443               X      0          0     X    0     0
LOUISIANA PACIFIC               Common Stock   546347105      152       11,000               X      0          0     X    0     0
LSI LOGIC CORP COM              Common Stock   502161102      137       15,200               X      0          0     X    0     0
LUBRIZOL CORP COM               Common Stock   549271104      710       21,895               X      0          0     X    0     0
MANOR CARE INC NEW COM          Common Stock   564055101    3,352      111,741               X      0          0     X    0     0
MARSH & MCLENNAN COS COM        Common Stock   571748102      249        5,224               X      0          0     X    0     0
MCKESSON CORP COM               Common Stock   58155q103    5,688      170,875               X      0          0     X    0     0
MEDTRONIC INC COM               Common Stock   585055106    6,339      135,102               X      0          0     X    0     0
MERCK & CO INC COM              Common Stock   589331107      633       12,507               X      0          0     X    0     0
MERCURY INTERACTIVE CP COM      Common Stock   589405109    4,585      100,570               X      0          0     X    0     0
MEREDITH CORP                   Common Stock   589433101    3,430       74,291               X      0          0     X    0     0
MICROSOFT CORP COM              Common Stock   594918104    5,449      196,012               X      0          0     X    0     0
MOTOROLA INC COM                Common Stock   620076109    4,205      351,890               X      0          0     X    0     0
NETWORK APPLIANCE INC COM       Common Stock   64120l104    3,838      186,952               X      0          0     X    0     0
NEWMONT MINING CORP COM         Common Stock   651639106    5,055      129,308               X      0          0     X    0     0
NEWS CORP                       Common Stock   652487703    4,647      141,679               X      0          0     X    0     0
NEXTEL COMMUNICATIONS CL A      Common Stock   65332v103    4,512      228,924               X      0          0     X    0     0
OLIN CORP                       Common Stock   680665205      201       12,675               X      0          0     X    0     0
OMNICOM GRP INC                 Common Stock   681919106    2,883       40,130               X      0          0     X    0     0
ORACLE CORP                     Common Stock   68389x105    3,798      337,556               X      0          0     X    0     0

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    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARES (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                      Common Stock   693718108    2,933       39,427               X      0          0     X    0     0
PEOPLES ENERGY CORP COM         Common Stock   711030106    2,760       66,691               X      0          0     X    0     0
PEPSICO INC COM                 Common Stock   713448108    6,284      137,123               X      0          0     X    0     0
PFIZER INC COM                  Common Stock   717081103    1,282       42,211               X      0          0     X    0     0
PROCTER & GAMBLE CO COM         Common Stock   742718109    6,620       71,325               X      0          0     X    0     0
PROGRESSIVE CORP OHIO COM       Common Stock   743315103    4,749       68,716               X      0          0     X    0     0
RIO TINTO PLC SPONSORED ADR     ADR Sponsored  767204100    5,683       64,766               X      0          0     X    0     0
SCHERING PLOUGH CORP COM        Common Stock   806605101    3,508      230,178               X      0          0     X    0     0
SLM CORP                        Common Stock   78442p106    2,846       73,050               X      0          0     X    0     0
SONY CORP ADR NEW               ADR Sponsored  835699307      287        8,250               X      0          0     X    0     0
ST PAUL COS INC COM             Common Stock   792860108    4,332      116,976               X      0          0     X    0     0
STRYKER CORP COM                Common Stock   863667101    4,082       54,206               X      0          0     X    0     0
SYMANTEC CORP                   Common Stock   871503108    4,815       76,208               X      0          0     X    0     0
TOTAL S A SPONSORED ADR         ADR Sponsored  89151e109    5,306       70,004               X      0          0     X    0     0
TRIBUNE CO                      Common Stock   896047107    3,187       69,432               X      0          0     X    0     0
UNILEVER NV                     ADR Sponsored  904784709    4,469       75,510               X      0          0     X    0     0
UNION PACIFIC CORP              Common Stock   907818108      224        3,850               X      0          0     X    0     0
VALERO ENERGY CORP              Common Stock   91913y100    5,109      133,497               X      0          0     X    0     0
VODAFONE GROUP PLC NEW
  SPONSORED ADR                 ADR Sponsored  92857w100    4,924      243,183               X      0          0     X    0     0
WACHOVIA CORP 2ND NEW COM       Common Stock   929903102    2,757       66,927
WASHINGTON MUTUAL INC           Common Stock   939322103    2,725       69,220
WATSON PHARMACEUTICALS COM      Common Stock   942683103    2,924       70,146
WELLS FARGO & CO NEW COM        Common Stock   949746101    6,636      128,848
XEROX CORP COM                  Common Stock   984121103    2,710      264,141
YAHOO INC COM                   Common Stock   984332106    2,931       82,819

                                                          367,165   10,031,840